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For Internal Use Only
Sec File No. 9-

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
NOV 19 2013
DIVISION OF TRADING & MARKETS

SEC
Mail Processing
Section
NOV 18 2013
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM [redacted]

13035386

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   NASDAQ OMX PHLX LLC (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open End Management Investment Company
3. Class of New Derivative Securities Product:
   Exchange Traded Fund
4. Name of Underlying Instrument:
   Vident International Equity Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   VIDI
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Listed on: Bovespa, Bursa Malaysia, Euronext Amsterdam, Hong Kong, Indonesia, Johannesburg Stock Exchange, Mercado Continuo Espanol, Mexican Stock Exchange, National Stock Exchange Of India, New Zealand, Osaka, Russian Trading System, Santiago Stock Exchange, Seoul, Singapore Stock Exchange, Thailand, Tokyo Stock Exchange, Toronto, Warsaw
8. Position Limits of New Derivative Securities Product (if applicable):
   Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
   N/A

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Joan Conley

Title:
Secretary

Telephone Number:
301-978-8735

Manual Signature of Official Responsible for Form:

Date: **November 04, 2013**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 19 2013

SEC 2449 (6-01)